Right-of-Use Assets and Operating Lease Liabilties (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Operating Lease Liabilties Table [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets	The carrying amounts of right-of-use assets are as below:
	2023	2022
Balance at January 1,	$4,171,409	$2,364,993
New leases	522,578	2,956,201
Termination of a lease	(19,786)	-
Depreciation expense	(2,006,421)	(1,066,662)
Exchange difference	20,428	(83,123)
Balance at December 31,	$2,688,208	$4,171,409

Schedule of Operating Lease Liabilities	The total operating lease liabilities are as below:
	As of December 31,
	2023	2022
Current portion	$1,239,066	$1,774,192
Non-current portion	1,455,857	2,340,075
Operating lease liabilities	$2,694,923	$4,114,267